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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: Marach 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (unaudited)
March 31, 2010
Madison Mosaic
Tax-Free Trust

Virginia Tax-Free Fund

Tax-Free National Fund

Contents

Letter to Shareholders	1
Portfolio of Investments
Virginia Tax-Free Fund	3
Tax-Free National Fund	6
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Fund Expenses	16

Madison Mosaic Tax-Free Trust
Letter to Shareholders

The semi-annual period ended March 31, 2010 saw slight negative returns for Madison Mosaic Virginia Tax-Free and Tax-Free National in a period which was characterized by considerable economic uncertainty in the wake of one of the most severe financial crises of modern times. Total returns for the six-month period were: -0.23% for Virginia Tax-Free and -0.29% for Tax-Free National. These returns were lower than our peer groups. Virginia Tax-Free’s Morningstar Muni Single State Long category was up 0.36% for the period, while Tax-Free National’s Muni National Long category was positive at 0.08%. These muted returns should be paired with the outsized returns that municipal bonds delivered in the 12-months preceding the beginning of this report’s period.

Not only did this six-month period follow one of the strongest one-year periods for high-quality municipal bonds in memory, it was also one in which municipal bonds faced considerable pressure, largely from the growing difficulties faced by city and state budgets in the face of persistent high unemployment, lagging consumer spending and the continued decrease of housing values. The subsequent decline in tax revenues has been widely reported, particularly in California. Our emphasis on high-quality, solid issuers has helped us avoid some of these prominent trouble spots, including any California tax-free issuance in Tax-Free National, but the cloud over state and local governments has been broad and non-selective. Another negative factor over the past year was the disruption of the municipal bond insurance marketplace, as many of the firms underwriting this insurance were damaged by their investments in the collapsing mortgage market. The removal of insurance wraps from much of the industry was less a concern for the two tax-free Madison Mosaic funds than it might have been, given that we have always placed a priority on the soundness of the underlying issuer. We believe state and city general obligation and education bonds remain secure investments, since the payment on these bonds is a statutory priority, even when budgets are stretched or remain in legislative dispute.

In terms of their attraction, municipal bonds continue to be a primary source of tax-advantaged income. With tax rates unlikely to fall, and with the prospects of higher rates for higher-income investors likely, their attraction should only increase. With the removal of the insurance wrap which was widely available prior to the financial crisis, we are of the mind that investors will be best served by managers who have a long history of seeking high-quality issuance, and by remaining leery of chasing yield at the expense of security.

VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of -0.23% for the semi-annual period and the 30-day SEC yield was 2.39% as of March 31, 2010, a

Madison Mosaic Tax-Free Trust 1

Letter to Shareholders • March 31, 2010 (concluded)

tax-equivalent yield of up to 3.91%. The duration of the portfolio was 6.65 years. Purchases during the period included Henrico County general obligation bonds and Virginia State Resource Authority Pooled Infrastructure revenue bonds. Virginia ranked 11th in the country in terms of issuance on a year-to-date basis.

NATIONAL FUND

The National Fund had a total return of -0.29% for the semi-annual period and the 30-day SEC yield was 2.50% as of March 31, 2010, a tax-equivalent yield of up to 3.84%. The duration of the portfolio was 6.74 years while 32.65% of the portfolio held Moody’s top Aaa rating. Purchases made during the period include Forsyth County, North Carolina Revenue bonds and Private Colleges and University Revenue bonds for Emory University in Georgia. The United States and its territories have issued $99.96 billion in muni bonds during the three months ending March 31, 2010, which represents a 17.1% increase in volume over the same period last year.

We appreciate your confidence in Madison Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA

Vice President & Portfolio Manager

Madison Mosaic Tax-Free Trust 2

Madison Mosaic Tax-Free Trust March 31, 2010
Virginia Fund • Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		LONG TERM MUNICIPAL BONDS: 97.8% of net assets

		ECONOMIC DEVELOPMENT: 7.4%
Baa1	A-	Chesterfield County Economic Development Authority Pollution Control Revenue, 5%, 5/1/23	$565,000	$604,945
Aa2	AA	Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	799,743
Aa3	AAA	Roanoke County Economic Development Authority Lease Revenue (Assured Guaranty Insured), 5%, 10/15/16	400,000	458,304

		EDUCATION: 15.3%
A3	nr	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/1/21	1,000,000	1,068,080
Aaa	AAA	Henrico County, Public Improvements Series A, 5%, 12/1/24	200,000	224,282
A2	nr	Prince William County, Development Authority Educational Facilities Revenue, 5%, 10/1/18	150,000	155,604
Aaa	AAA	University of Virginia Revenue Bond, 5%, 6/1/40	255,000	268,227
Aa1	AA+	Virginia College Building Authority, 21st Century College Equipment Series 2, 5%, 2/1/23	500,000	572,455
Aa1	AA	Virginia College Building Authority, Public Higher Education Financing Program Series A, 5%, 9/1/26	140,000	153,142
Aa1	AA+	Virginia College Building Authority, 21st Century College and Equipment Series A, 5%, 2/1/29	375,000	405,514
Aa2	AA	Virginia Polytech Institute & State University Revenue (AMBAC Insured), 5%, 6/1/14	775,000	873,789
A1	AA-	Virginia Public School Authority, Special Obligation Fluvanna County, 5%, 12/1/18	100,000	108,620

		GENERAL OBLIGATION: 12.7%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	230,250
Aa2	AA+	Chesapeake Public Improvements, 4%, 8/1/22	70,000	72,915
A1	nr	Hopewell-Series A, 5.875%, 7/15/34	500,000	533,589
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	530,260
Aaa	AAA	Loudoun County, 5%, 12/1/18	165,000	189,720
Aa3	nr	Prince George (Assured Guaranty Insured), 5%, 2/1/20	200,000	221,222
Aa3	AAA	Richmond (Assured Guaranty Insured), 5%, 7/15/23	750,000	797,333
Aa3	AA	Spotsylvania County (MBIA Insured),4.25%, 1/15/13	250,000	270,602
Aaa	AAA	Virginia State, 5%, 6/1/26	300,000	332,562

		HOSPITAL: 10.0%
A1	nr	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,075,490
nr	A-	Charlotte County Industrial Development Authority, Revenue Bond, Halifax Regional Hospital, 5%, 9/1/16	335,000	340,506
Aa2	AA+	Fairfax County Redevelopment & Housing Authority Revenue Bond, 5%, 10/1/39	300,000	313,836
A3	A	Hanover County Industrial Development Authority, Revenue Bond Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	203,580
Aaa#	AAA	Roanoke Industrial Development Authority, Hospital Revenue (ETM) (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	581,250

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 3

Virginia Fund • Portfolio of Investments • March 31, 2010 (continued)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		HOUSING: 7.7%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured) (AMT), 5.5%, 4/1/28	$410,000	$410,615
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue (FNMA Insured), 5.6%, 2/1/33	1,250,000	1,272,187
Aa1	AA+	Virginia State Housing Authority, Development Authority Rental Housing, 4.8%, 10/1/39	250,000	245,355

		INDUSTRIAL DEVELOPMENT: 15.7%
Aa1	AA+	Arlington County Industrial Development Authority Revenue, County Projects, Series A, 2.75%, 12/15/17	250,000	247,255
A3	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,011,270
Baa1	A	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	507,020
A3	A	Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	300,000	325,113
A1	A	Northwestern Regional Jail Authority, Facilities Revenue (MBIA Insured) 5%, 7/1/19	50,000	52,773
Aa3	nr	Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	675,000	776,068
Baa1	A+	Stafford County Industrial Development Authority Revenue, Municipal League Association (MBIA Insured), 4.5%, 8/1/25	700,000	701,932
nr	A	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	330,923

		LEASING AND OTHER FACILITIES: 3.6%
Aa2	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	791,002
#Aaa	AAA	Puerto Rico Public Finance Corp. (AMBAC Insured) (ETM), 5.5%, 8/1/27	100,000	116,417

		TRANSPORTATION: 2.8%
Aa3	AAA	Puerto Rico Commonwealth Highway and Transportation Authority Revenue (Assured Guaranty Insured), 5.25%, 7/1/34	100,000	104,200
nr	A	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured) (MBIA Insured), 5.25%, 7/15/12	350,000	381,132
nr	A	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured) (MBIA Insured), 5.25%, 7/15/22	200,000	218,878

		UTILITIES: 6.8%
Aa1	AA+	Puerto Rico Electric Power Authority Revenue, (BHAC Insured), 5.25%, 7/1/24	290,000	322,692
Aa3	AAA	Richmond Public Utility Revenue (FSA Insured), 4.5%, 1/15/33	300,000	306,486
A3	nr	Southeastern Public Service Authority Revenue (AMBAC), 5%, 7/1/15	1,000,000	1,087,600

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 4

Virginia Fund • Portfolio of Investments • March 31, 2010 (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		WATER & WASTE: 15.8%
Aaa	AAA	Fairfax County Water Authority Revenue, 5.25%, 4/1/23	$180,000	$214,724
nr1	nr1	Frederick Regional Sewer System Revenue (AMBAC Insured), 5%, 10/1/15	570,000	647,634
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/13	700,000	771,603
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	167,544
A1	A	Norfolk Water Revenue (MBIA Insured), 5.9%, 11/1/25	210,000	210,666
Aa3	AA+	Upper Occoquan Sewer, Regional Sewer Revenue (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,140,870
Aaa	AAA	Virginia Resource Authority Clean Water Revenue, 5%, 10/1/27	300,000	330,204
Aa2	AA	Virginia Resource Authority Infrastructure Revenue, 4.375%, 5/1/26	305,000	311,762
Aaa	AAA	Virginia Resource Authority Infrastructure Revenue, 5%, 11/1/31	160,000	169,349

		TOTAL INVESTMENTS (Cost $23,807,694)		$24,559,094

		CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of net assets		559,424

		NET ASSETS: 100%		$25,118,518

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 5

Madison Mosaic Tax-Free Trust March 31, 2010
National Fund • Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		LONG TERM MUNICIPAL BONDS: 98.4% of Net Assets

		ALABAMA: 1.4%
Aa3	AAA	Troy University Facilities Revenue, Series A (Assured Guaranty Insured), 4.125%, 11/1/23	$420,000	$412,490

		ARIZONA: 6.5%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (ETM) (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	40,000	41,202
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue, 5%, 7/1/16	100,000	100,586
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	149,687
A2	AA	Glendale Western Loop 101 Public Facilities Revenue, 6%, 7/1/24	525,000	566,360
nr2	nr2	Maricopa County Stadium Revenue (AMBAC Insured), 5.25%, 6/1/12	250,000	267,962
Aa3	AAA	Maricopa County Unified School District #41 (Gilbert) (FSA Insured), 5.8%, 7/1/14	250,000	289,828
Baa3	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	78,866
A3	A	Northern Arizona University (AMBAC Insured), 5%, 9/1/23	150,000	152,118
Aa2	AAA	Tempe Excise Tax Revenue, 5%, 7/1/20	225,000	241,452

		ARKANSAS: 0.7%
Aa3	AAA	Fort Smith Water & Sewer Revenue (FSA Insured), 5%, 10/1/21	175,000	195,900

		DISTRICT OF COLUMBIA: 1.0%
A1	A	District of Columbia, Series B-3, 5.5%, 6/1/12	285,000	298,025

		FLORIDA: 6.9%
nr	A	Emerald Coast Utilities Authority Revenue (FGIC Insured) (MBIA Insured), 5%, 1/1/25	1,010,000	1,024,342
Aa3	nr	Palm Beach County Solid Waste Authority Revenue (AMBAC Insured), 6%, 10/1/10	195,000	197,280
Aa3	AAA	Peace River, Manasota Regional Water Supply Authority Revenue (FSA Insured), 5%, 10/1/23	750,000	775,043

		GEORGIA: 3.5%
Aa3	AAA	Atlanta Water & Wastewater Revenue (FSA Insured), 5.75%, 11/1/30	300,000	340,377
A3	nr	Emanuel County Hospital Revenue (AMBAC Insured), 4.3%, 7/1/17	250,000	278,822
Aa1	AA+	Gwinnett County Development Authority Public Schools Proj. Certificate of Participation, 5.25%, 1/1/18 (NATL-RE Insured)	225,000	256,376
Aa2	AA	Private Colleges & Universities Authority Revenue Series C, 5%, 9/1/38	130,000	135,517

		ILLINOIS: 4.8%
Aa3	nr	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	358,527
A1	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,040,510

		INDIANA: 5.7%
Aa3	AAA	Indianapolis Local Improvement Bond Bank, Waterworks Project, Series A (Assured Guaranty Insured), 5.5%, 1/1/38	475,000	510,383
Aa3	AAA	Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,148,889

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 6

National Fund • Portfolio of Investments • March 31, 2010 (continued)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		IOWA: 1.8%
Aa3	nr	Ankeny-Series B, 4%, 6/1/17	$500,000	$531,645

		KENTUCKY: 0.4%
Aa3	nr	Laurel County Finance Corp. School Building Revenue (FSA Insured), 4%, 6/1/16	110,000	119,287

		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue (ETM), 6.8%, 7/1/16	70,000	79,424

		MASSACHUSETTS: 4.0%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,135,490

		MICHIGAN: 5.3%
A2	A+	Charles Stewart Mott Community College (MBIA Insured), 5%, 5/1/18	720,000	770,443
Aa3	AA-	Detroit City School District (FGIC Insured), 6%, 5/1/20	300,000	335,331
A1	AA-	Redford United School District (AMBAC Insured), 5%, 5/1/22	410,000	428,138

		MISSISSIPPI: 4.1%
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM) (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	613,685
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM) (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	575,460

		MISSOURI: 6.4%
A1	nr	O Fallon Certificate of Participation, 5.25%, 11/1/16 (NATL-RE Insured)	100,000	108,539
Aaa#	AAA	Jefferson County School District (ETM), 6.7%, 3/1/11	55,000	58,124
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	337,461
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	341,937
Aaa#	AAA	Missouri State Highway & Transportation, Street & Road Revenue (Prerefunded 2/1/11 @100), 5.25%, 2/1/20	200,000	208,028
Aaa#	AAA	St Louis County, Mortgage Revenue (ETM) (AMT), 5.65%, 2/1/20	500,000	560,810
Baa2	BBB+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	237,784

		NEW JERSEY: 4.4%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue (ETM), 6.5%, 1/1/16	850,000	981,597
Aa1	AAA	New Jersey State Turnpike Authority Revenue, 5.25%, 1/1/28	250,000	295,380

		NEW YORK: 1.8%
Aa2	AA-	Port Authority New York & New Jersey, 5.375%, 3/1/28	455,000	512,421

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 7

National Fund • Portfolio of Investments • March 31, 2010 (continued)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		NORTH CAROLINA: 13.1%
A1	AA-	Dare County, Certificate of Participation (AMBAC Insured), 5%, 6/1/23	$600,000	$619,356
Aa1	AA+	Forsyth County, Limited Obligation, 4.5%, 4/1/21	650,000	700,401
Aa1	AA+	North Carolina Capital Improvements Series A, 4.5%, 5/01/27	200,000	206,462
Baa1	nr	North Carolina Medical Care Community Revenue (HUD Section 8), 5.5%, 10/1/24	500,000	494,100
Aa2	AA+	Raleigh, Certificate of Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	604,933
A1	A+	University North Carolina Systems Pool Revenue Series A (NATL-RE Insured), 5%, 10/1/15	215,000	242,748
nr3	nr3	University North Carolina Systems (AMBAC Insured), 5.25%, 4/1/21	890,000	944,165

		PENNSYLVANIA: 7.5%
A1	A	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,120,040
A1	A+	Pennsylvania Higher Educational Facilities Authority Revenue (MBIA Insured), 5%, 4/1/20	1,000,000	1,052,760

		TEXAS: 8.6%
Aa2	AA+	Sugar Land Public Improvements Certificates General Obligation, 5%, 2/15/28	350,000	373,870
nr	AAA	Harris County, 5.75%, 10/1/24	250,000	301,585
Aa3	AAA	Laredo International Toll Bridge Revenue (FSA Insured), 5%, 10/1/16	100,000	109,623
Aaa#	AAA	Lower Colorado River Authority, Utility Revenue (ETM) (AMBAC Insured), 6%, 1/1/17	305,000	364,316
Aa3	AA+	Mueller Local Government, Contract Revenue, 5%, 9/1/24	1,280,000	1,356,070

		VIRGINIA: 4.2%
Aa2	AA+	Fairfax County Redevelopment & Housing Authority Revenue, 5%, 10/1/39	265,000	277,222
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	167,544
A1	nr	Hopewell-Series A, 5.875%, 7/15/34	500,000	533,589
Aa1	AA+	Virginia State Housing Authority, Development Authority Rental Housing, 4.8%, 10/1/39	250,000	245,355

		WASHINGTON: 3.4%
Aa3	AAA	Grays Harbor County Public Utility #001, Electric Revenue (FSA Insured), 5.25%, 7/1/24	605,000	636,865
Aa1	AAA	King County School District #415 Kent (FSA Insured), 5.5%, 6/1/16	300,000	347,313

		WISCONSIN: 2.6%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	202,078
A1	A+	Wisconsin Health & Educational Facilities Authority Revenue, Medical College Inc., 5.5%, 12/1/26 (NATL-RE Insured)	250,000	249,973
Aa3	AA	Wisconsin-Series C, 5%, 5/1/24	285,000	299,860

		TOTAL INVESTMENTS (Cost $27,527,401)		$28,541,754

		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of net assets		465,901

		NET ASSETS: 100%		$29,007,655

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 8

National Fund • Portfolio of Investments • March 31, 2010 (concluded)

Footnotes to Portfolios of Investments:
*	Credit ratings are unaudited
#	Refunded or escrowed to maturity
AMBAC	American Municipal Bond Assurance Corporation
AMT	Subject to Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Corporation
Moody’s	Moody’s Investors Service, Inc.
NATL-RE	National Reinsurance
nr	Not rated
S&P	Standard & Poor’s Corporation
1	Rated internally as A rated bond
2	Rated by Fitch as BBB+ rated bond
3	Rated internally as A+ rated bond

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 9

Madison Mosaic Tax-Free Trust March 31, 2010
Statements of Assets and Liabilities (unaudited)

	Virginia Fund	National Fund
ASSETS
Investment securities, at value* (Note 1)	$24,559,094	$28,541,754
Cash	243,389	100,712
Receivables
Interest	326,206	431,262
Capital shares sold	--	100
Total assets	25,128,689	29,073,828

LIABILITIES
Payables
Dividends	5,349	9,674
Capital shares redeemed	586	52,263
Independent trustee fees	750	750
Auditor fees	3,486	3,486
Total liabilities	10,171	66,173

NET ASSETS	$25,118,518	$29,007,655

Net assets consists of:
Paid in capital	$24,282,282	$27,974,865
Accumulated net realized gains	84,836	18,437
Net unrealized appreciation on investments	751,400	1,014,353
Net assets	$25,118,518	$29,007,655

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized (Note 6)	2,163,715	2,678,344

NET ASSET VALUE PER SHARE	11.61	10.83

* INVESTMENT SECURITIES, AT COST	$23,807,694	$27,527,401

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 10

Madison Mosaic Tax-Free Trust
Statements of Operations (unaudited)

For the six-months ended March 31, 2010
	Virginia Fund	National Fund
INVESTMENT INCOME (Note 1)
Interest income	$529,311	$629,898
EXPENSES (Notes 2, 3 and 7)
Investment advisory fees	79,596	90,642
Other expenses	45,848	57,197
Independent trustee fees	1,500	1,500
Auditor fees	4,111	4,111
Total expenses	131,055	153,450
NET INVESTMENT INCOME	398,256	476,448
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	109,553	18,436
Change in net unrealized depreciation of investments	(564,874)	(587,496)
NET LOSS ON INVESTMENTS	(455,321)	(569,060)
TOTAL DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,065)	$(92,612)

Statements of Changes in Net Assets

	Virginia Fund		National Fund
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2010	2009	2010	2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$398,256	$761,231	$476,448	$947,529
Net realized gain on investments	109,553	125,518	18,436	156,065
Net unrealized appreciation (depreciation) on investments	(564,874)	1,713,182	(587,496)	1,949,307
Total increase (decrease) in net assets resulting from operations	(57,065)	2,599,931	(92,612)	3,052,901
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(398,256)	(761,231)	(476,448)	(947,529)
From net realized gains	(105,424)	(101,666)	(128,000)	(175,272)
Total distributions	(503,680)	(862,897)	(604,448)	(1,122,801)
CAPITAL SHARE TRANSACTIONS (Note 6)	(203,857)	1,730,514	561,400	615,078
NET INCREASE (DECREASE) IN NET ASSETS	(764,602)	3,467,548	(135,660)	2,545,178
NET ASSETS
Beginning of period	$25,883,120	$22,415,572	$29,143,315	$26,598,137
End of period	$25,118,518	$25,883,120	$29,007,655	$29,143,315

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 11

Madison Mosaic Tax-Free Trust
Financial Highlights

Selected data for a share outstanding for the year indicated.
VIRGINIA FUND
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.87	$11.01	$11.43	$11.63	$11.69
Investment operations:
Net investment income	0.18	0.37	0.38	0.39	0.39
Net realized and unrealized gain (loss) on investments	(0.21)	0.91	(0.39)	(0.15)	(0.05)
Total from investment operations	(0.03)	1.28	(0.01)	0.24	0.34
Less distribution from:
Net investment income	(0.18)	(0.37)	(0.38)	(0.39)	(0.39)
Net realized gains	(0.05)	(0.05)	(0.03)	(0.05)	(0.01)
Total distributions	(0.23)	(0.42)	(0.41)	(0.44)	(0.40)
Net asset value, end of year	$11.61	$11.87	$11.01	$11.43	$11.63
Total return (%)	(0.23)	11.87	(0.11)	2.13	2.98
Ratios and supplemental data
Net assets, end of year (in thousands)	$25,119	$25,883	$22,416	$23,240	$26,225
Ratio of expenses to average net assets (%)	1.031	1.03	1.03	1.03	1.02
Ratio of net investment income to average net assets (%)	3.121	3.26	3.31	3.37	3.33
Portfolio turnover (%)	10	18	7	12	21

NATIONAL FUND
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.09	$10.34	$10.75	$10.95	$11.11
Investment operations:
Net investment income	0.18	0.37	0.38	0.38	0.38
Net realized and unrealized gain (loss) on investments	(0.21)	0.82	(0.38)	(0.15)	(0.10)
Total from investment operations	(0.03)	1.19	0.00	0.23	0.28
Less distribution from:
Net investment income	(0.18)	(0.37)	(0.38)	(0.38)	(0.38)
Net realized gains	(0.05)	(0.07)	(0.03)	(0.05)	(0.06)
Total distributions	(0.23)	(0.44)	(0.41)	(0.43)	(0.44)
Net asset value, end of year	$10.83	$11.09	$10.34	$10.75	$10.95
Total return (%)	(0.29)	11.73	(0.13)	2.14	2.56
Ratios and supplemental data
Net assets, end of year (in thousands)	$29,008	$29,143	$26,598	$28,579	$30,721
Ratio of expenses to average net assets (%)	1.061	1.06	1.06	1.05	1.06
Ratio of net investment income to average net assets (%)	3.281	3.44	3.47	3.52	3.45
Portfolio turnover (%)	6	17	13	17	34

1 Annualized.

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Tax-Free Trust 12

Madison Mosaic Tax-Free Trust
Notes to Financial Statements
1. Summary of Significant Accounting Policies. Madison Mosaic Tax-Free Trust (the ÒTrustÓ) is registered with the Securities and Exchange Commission (the ÒSECÓ) under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains two separate funds, the Virginia Tax-Free Fund (the ÒVirginia FundÓ) and the Tax-Free National Fund (the ÒNational FundÓ) (collectively the ÒFundsÓ), which invest principally in securities exempt from federal income taxes, commonly known as ÒmunicipalÓ securities. The Virginia Fund invests solely in securities exempt from both federal and state income taxes. The National Fund invests in securities exempt from federal taxes. Both Funds invest in intermediate and long-term securities. Because the Trust is 100% no-load, the shares of each Fund are offered and redeemed at the net asset value per share.

Securities Valuation: The Funds adopted Financial Accounting Standards Board (ÒFASBÓ) guidance on fair value measurements effective January 1, 2008. Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following table represents the Funds’ investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of March 31, 2010:

Fund	Level 1	Level 2	Level 3	Value at 9/30/2009
Virginia Fund
Long Term Municipal Bonds	$--	$24,559,094	$--	$24,559,094
Total	$--	$24,559,094	$--	$24,559,094
National Fund
Long Term Municipal Bonds	$--	$28,541,754	$--	$28,541,754
Total	$--	$28,541,754	$--	$28,541,754
At March 31, 2010 and for the six-months then ended, the Funds held no Level 3 securities. Please see the Portfolio of Investments for each respective Fund for a listing of all securities within the Long Term Municipal Bond category.

In March 2008, FASB issued guidance regarding enhanced disclosures about funds’ derivative and hedging activities. Management has determined that there is no impact on the Funds’ financial statements as the Funds currently do not hold derivative financial instruments.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Funds will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2009 and 2008 were identical for book purposes and tax purposes.

The tax character of distributions paid for the Virginia Fund was $101,666 long-term capital gain for the year ended September 30, 2009 and $69,995 long-term capital gain for the year ended September 30, 2008. The tax character of distributions paid for the National Fund was $175,272 long-term capital gain for the year ended September 30, 2009 and $1,382 short-term capital gain and $72,245 long-term capital gain for the year ended September 30, 2008. There were no short-term capital gain distributions for the Virginia Fund for the years ended September 30, 2009 or 2008 or the National Fund for the year ended September 30, 2009.

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows (unaudited):

Virginia Fund:
Accumulated net realized gains	$84,836
Net unrealized appreciation on investments	751,400
$836,236

National Fund:
Accumulated net realized gains	$18,437
Net unrealized appreciation on investments	1,014,353
$1,032,790

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

The Funds adopted the provisions of FASB guidance on accounting for uncertainty in income taxes in June 2007. The implementation resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

Madison Mosaic Tax-Free Trust 13

Notes to Financial Statements (continued)

As of and during the period ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees. The Investment Advisers to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (ÒMadisonÓ), and Madison (together, the ÒAdviserÓ), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Trust’s Independent Trustees and auditor (ÒIndependent Service ProvidersÓ) which are paid directly based on cost and any costs associated with the Lines of Credit described in Note 7. The Funds also pay their fees related to portfolio holdings and extraordinary or nonrecurring fees. For the six-months ended March 31, 2010, the services fee was based on the following percentage of average net assets: (i) 0.36% for the Virginia Fund, and (ii) 0.40% for the National Fund on assets less than $25 million and 0.36% for all assets greater than $25 million. The Funds use U.S. Bancorp Fund Services LLC as their transfer agent and U.S. Bank as their custodian. The transfer agent and custodian fees are paid by the Adviser and allocated to the Funds and are included in other expenses (i.e., these fees are included in the service fee payable to the Adviser under the Services Agreement). The amount paid directly for Independent Service Providers fees and extraordinary expenses for the period ended March 31, 2010 was $5,611 per Fund.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of March 31, 2010 (unaudited):

	Virginia Fund	National Fund
Aggregate Cost	$23,807,694	$27,527,401
Gross unrealized appreciation	783,409	1,115,470
Gross unrealized depreciation	(32,009)	(101,117)
Net unrealized appreciation	$751,400	$1,014,353

5. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended March 31, 2010, were as follows (unaudited):

	Purchases	Sales
Virginia Fund	$2,430,416	$2,756,736
National Fund	$2,538,813	$1,839,866

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six- Months Ended March 31,	Year Ended September 30,
Virginia Fund	2010	2009
In Dollars
Shares sold	$642,036	$3,457,345
Shares issued in reinvestment of dividends	463,756	792,426
Total shares issued	1,105,792	4,249,771
Shares redeemed	(1,309,649)	(2,519,257)
Net increase (decrease)	$(203,857)	$1,730,514

In Shares
Shares sold	54,807	300,038
Shares issued in reinvestment of dividends	39,731	69,235
Total shares issued	94,538	369,273
Shares redeemed	(112,254)	(223,951)
Net increase (decrease)	(17,716)	145,322

Madison Mosaic Tax-Free Trust 14

Notes to Financial Statements (continued)

	(unaudited) Six- Months Ended March 31,	Year Ended September 30,
National Fund	2010	2009
In Dollars
Shares sold	$1,189,713	$2,057,060
Shares issued in reinvestment of dividends	533,054	979,189
Total shares issued	1,722,767	3,036,249
Shares redeemed	(1,161,367)	(2,421,171)
Net increase	$561,400	$615,078

In Shares
Shares sold	108,570	191,634
Shares issued in reinvestment of dividends	48,959	91,606
Total shares issued	157,529	283,240
Shares redeemed	(106,301)	(228,008)
Net increase	51,228	55,232

7. Lines of Credit. The Virginia Fund has a $7.5 million and the National Fund has an $8 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 0.5% (effective rate of 2.75% at March 31, 2010). The lines of credit contain loan covenants with respect to certain financial ratios and operating matters. Both Funds were in compliance with these covenants as of March 31, 2010 and September 30, 2009. During the six-months ended March 31, 2010, neither Fund borrowed on their lines of credit.

8. Subsequent Events. Management has evaluated the impact of all subsequent events on the Trust’s financial statements through May 21, the date the financial statements were issued.

Fund Expenses (unaudited)

Example: This Example is intended to help you understand your costs (in dollars) of investing in a Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 2 and 3 above for an explanation of the types of costs charged by the Funds.

This Example is based on an investment of $1,000 invested on October 1, 2009 and held for the six-months ended March 31, 2010.

Actual Expenses

The following table titled ÒBased on Actual Total ReturnÓ provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled ÒExpenses Paid During the Period.Ó

Based on Actual Total Return1
	Actual Total Return2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio3	Expenses Paid During the Period3
Virginia Fund	-0.23%	$1,000.00	$997.67	1.03%	$5.09
National Fund	-0.29%	$1,000.00	$997.09	1.06%	$5.23
1For the six-months ended March 31, 2010.
2Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
3Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Madison Mosaic Tax-Free Trust 15

Fund Expenses (concluded)

Hypothetical Example  for Comparison Purposes
The table below titled ÒBased on Hypothetical Total ReturnÓ provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Madison Mosaic Tax-Free Trust Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Madison Mosaic Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio2	Expenses Paid During the Period2
Virginia Fund	5.00%	$1,000.00	$1,025.19	1.03%	$5.18
National Fund	5.00%	$1,000.00	$1,025.19	1.06%	$5.33
1For the six-months ended March 31, 2010.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered Òforward-looking statements.Ó Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as Òestimate,Ó Òmay,Ó Òwill,Ó Òexpect,Ó Òbelieve,Ó ÒplanÓ and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds,

550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the SEC’s web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC  20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Tax-Free Trust 16

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Disciplined Equity Fund
Small/Mid-Cap Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS) Fund

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds(R)
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3486

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party. The code was first adopted during the fiscal year ended September 30, 2003.

(c) The code has not been amended since it was initially adopted (other than to change the persons and entities subject to the code).

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling Madison Mosaic Funds at 800-368-3195 and requesting a copy of the Madison Mosaic Funds Sarbanes Oxley Code of Ethics.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary
Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer
Date: May 26, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer
Date:May 26, 2010